Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001419951
Registrant Name	Data Storage Corporation
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A